CONSOLIDATED STATEMENT OF EQUITY (Parentheticals) (EUR €) In Thousands, except Share data, unless otherwise specified							12 Months Ended					12 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2011 Preferred Stock [Member]	Dec. 31, 2010 Preferred Stock [Member]	Dec. 31, 2009 Preferred Stock [Member]	Dec. 31, 2011 Greek State Preferred Stock [Member]	Dec. 31, 2010 Greek State Preferred Stock [Member]	Dec. 31, 2009 Greek State Preferred Stock [Member]	Dec. 31, 2010 Common Stock	Dec. 31, 2009 Common Stock	Dec. 31, 2011 Preferred Stock	Dec. 31, 2009 Preferred Stock	Dec. 31, 2008 Preferred Stock	Dec. 31, 2011 Additional Paid In Capital	Dec. 31, 2010 Additional Paid In Capital	Dec. 31, 2009 Additional Paid In Capital	Dec. 31, 2010 Accumulated Surplus	Dec. 31, 2011 Treasury Stock	Dec. 31, 2010 Treasury Stock	Dec. 31, 2008 Treasury Stock	Dec. 31, 2009 Treasury Stock Preferred Stock [Member]
Common stock - Number of shares							607,041,577	496,654,269
Common stock - Par value per share							€ 5.0	€ 5.0
Preferred stock - Number of shares	25,000,000	25,000,000	25,000,000	270,000,000	70,000,000	70,000,000					25,000,000
Preferred stock - Par value per share	€ 0.30	€ 0.30	€ 0.3	€ 5.00	€ 5.00	€ 5.0			€ 5.0	€ 5.0	€ 0.3
Treasury stock - Number of shares																(743,689)		(6,456,504)
Issuance of common stock - Number of shares							121,408,315	110,367,615					121,408,315	110,367,615
Issuance of common stock from convertion of convertible bonds							227,640,590						227,640,590
Par value of ordinary shares distributed							€ 5.0	€ 5.0
Issuance of common stock - Above par value adjustments to additional paid in capital														€ 695,316
Issuance of common stock - Adjustments to additional paid in capital for issue costs														(41,798)
Share options exercised - Number of shares								19,693						19,693
Share options exercised - Par value per share option exercised							€ 5.0	€ 5.0
Share options exercised - Above par value														€ 15.9
Issuance of preferred stock - Number of shares									200,000,000	70,000,000
Issuance of preferred stock - Par value per share	€ 0.30	€ 0.30	€ 0.3	€ 5.00	€ 5.00	€ 5.0			€ 5.0	€ 5.0	€ 0.3
Gain/loss on sale of treasury stock - Tax expense												990	715	(957)
Treasury stock - Sales																42,062,422	15,213,954		17,624,305
Treasury stock - Purchases																(41,381,705)	(15,620,293)		(11,505,151)
Tax on preferred dividends															€ 7,700
Common stock - Number of shares								607,041,577
Common stock - Par value per share							€ 5.0	€ 5.0
Preferred stock - Number of shares	25,000,000	25,000,000	25,000,000	270,000,000	70,000,000	70,000,000					25,000,000
Preferred stock - Par value per share	€ 0.30	€ 0.30	€ 0.3	€ 5.00	€ 5.00	€ 5.0			€ 5.0	€ 5.0	€ 0.3
Treasury stock - Number of shares																(62,972)	(743,689)	(6,456,504)	(337,350)